PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 9,607,116	$ 9,542,335
Changes
Additions	771,440	845,363
Business combination	30,276	689
Disposals	(8,912)	(12,297)
Withdrawals	(22,728)	(15,467)
Depreciation	(638,645)	(635,264)
Impairment loss recognized in profit or loss	(9,483)	(69,751)
Increase (decrease) through net exchange differences	(112,017)	70,717
Reclassification of assets held for sale	8,399	(68,964)
Transfers from construction in progress closed and reclassifications	0	0
Reclassification from lease to Property, plant and equipment	292	455
Decrease through transfers of leasing assets	(15,667)	(50,700)
Total changes	2,955	64,781
Closing balance	9,610,071	9,607,116
Construction work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	611,424	3,592,689
Changes
Additions	627,882	686,387
Business combination	0	0
Disposals	(560)	(242)
Withdrawals	(3,864)	(1,659)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(23,171)	2,717
Reclassification of assets held for sale	0	(2,524)
Transfers from construction in progress closed and reclassifications	(485,967)	(3,665,944)
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0	0
Total changes	114,320	(2,981,265)
Closing balance	725,744	611,424
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	882,222	893,237
Changes
Additions	34,531	20,611
Business combination	29,972	0
Disposals	(524)	(2,348)
Withdrawals	(139)	(266)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(22,583)	9,635
Reclassification of assets held for sale	(3,601)	(38,647)
Transfers from construction in progress closed and reclassifications	11,455	0
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0	0
Total changes	49,111	(11,015)
Closing balance	931,333	882,222
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	3,774,756	2,085,868
Changes
Additions	10,667	41,435
Business combination	274	19
Disposals	(5,091)	(1,669)
Withdrawals	(3,416)	(1,533)
Depreciation	(222,523)	(218,546)
Impairment loss recognized in profit or loss	(1,082)	(20,883)
Increase (decrease) through net exchange differences	(16,113)	14,069
Reclassification of assets held for sale	0	(5,384)
Transfers from construction in progress closed and reclassifications	125,834	1,881,380
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0	0
Total changes	(111,450)	1,688,888
Closing balance	3,663,306	3,774,756
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	4,074,957	2,760,925
Changes
Additions	59,509	63,303
Business combination	14	428
Disposals	(1,681)	(7,087)
Withdrawals	(14,129)	(11,957)
Depreciation	(393,772)	(394,057)
Impairment loss recognized in profit or loss	(7,799)	(48,527)
Increase (decrease) through net exchange differences	(42,634)	41,432
Reclassification of assets held for sale	0	(17,628)
Transfers from construction in progress closed and reclassifications	322,902	1,717,243
Reclassification from lease to Property, plant and equipment	292	455
Decrease through transfers of leasing assets	(13,340)	(29,573)
Total changes	(90,638)	1,314,032
Closing balance	3,984,319	4,074,957
IT Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	42,659	22,642
Changes
Additions	687	1,135
Business combination	0	0
Disposals	(43)	(839)
Withdrawals	(158)	(14)
Depreciation	(8,504)	(8,954)
Impairment loss recognized in profit or loss	(35)	(322)
Increase (decrease) through net exchange differences	(394)	177
Reclassification of assets held for sale	0	(326)
Transfers from construction in progress closed and reclassifications	7,038	29,160
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0	0
Total changes	(1,409)	20,017
Closing balance	41,250	42,659
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	12,795	11,017
Changes
Additions	778	329
Business combination	12	13
Disposals	(99)	(5)
Withdrawals	(30)	(14)
Depreciation	(3,073)	(3,425)
Impairment loss recognized in profit or loss	(567)	(14)
Increase (decrease) through net exchange differences	(96)	46
Reclassification of assets held for sale	0	(67)
Transfers from construction in progress closed and reclassifications	2,568	4,915
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0	0
Total changes	(507)	1,778
Closing balance	12,288	12,795
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	50,678	45,927
Changes
Additions	4,107	5,379
Business combination	0	2
Disposals	(914)	(107)
Withdrawals	(251)	(24)
Depreciation	(9,476)	(8,852)
Impairment loss recognized in profit or loss	0	(5)
Increase (decrease) through net exchange differences	(2,624)	1,441
Reclassification of assets held for sale	0	(4,388)
Transfers from construction in progress closed and reclassifications	15,551	32,432
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	(2,327)	(21,127)
Total changes	4,066	4,751
Closing balance	54,744	50,678
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	157,625	130,030
Changes
Additions	33,279	26,784
Business combination	4	227
Disposals	0	0
Withdrawals	(741)	0
Depreciation	(1,297)	(1,430)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(4,402)	1,200
Reclassification of assets held for sale	12,000	0
Transfers from construction in progress closed and reclassifications	619	814
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0	0
Total changes	39,462	27,595
Closing balance	$ 197,087	$ 157,625